Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets for trading at FVTPL
Financial Assets	$ 479,374	$ 555,460
Financial Assets, Fair value	605,529	477,762
Financial liabilities for trading at FVTPL
Financial Liabilities	3,310,942	2,516,544	$ 1,109,746
Financial Liabilities, Fair value	9,521,575	11,319,320
Financial derivative contracts FVTPL [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	9,521,575	11,319,320
Financial Liabilities, Fair value	9,521,575	11,319,320
Financial derivative contracts for accounting hedges [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	2,466,767	2,788,794
Financial Liabilities, Fair value	2,466,767	2,788,794
Deposits other demand liabilities [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	13,537,826	14,086,226
Financial Liabilities, Fair value	13,537,826	14,086,226
Time deposits and other time liabilities [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	16,137,942	12,978,790
Financial Liabilities, Fair value	16,326,525	13,117,554
Interbank borrowings [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	10,366,499	8,864,765
Financial Liabilities, Fair value	10,190,640	8,223,783
Issued debt instruments [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	8,001,045	7,165,893
Financial Liabilities, Fair value	7,751,672	6,871,028
Other financial liabilities [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	296,273	292,995
Financial Liabilities, Fair value	296,273	292,995
Regulatory capital financial instruments [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	1,813,938	1,733,869
Financial Liabilities, Fair value	1,825,819	2,459,632
Guarantees received (margin accounts) [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	1,081,226	1,017,968
Financial Liabilities, Fair value	1,081,226	1,017,968
Financial derivative contracts FVTPL [Member]
Financial assets for trading at FVTPL
Financial Assets	10,119,486	11,672,960
Financial Assets, Fair value	10,119,486	11,672,960
Debt financial instruments FVTPL [Member]
Financial assets for trading at FVTPL
Financial Assets	98,308	154,046
Financial Assets, Fair value	98,308	154,046
Debt financial instrument FVOCI [Member]
Financial assets for trading at FVTPL
Financial Assets	4,536,025	5,880,733
Financial Assets, Fair value	4,536,025	5,880,733
Other financial instruments FVOCI [Member]
Financial assets for trading at FVTPL
Financial Assets	105,257	142,306
Financial Assets, Fair value	105,257	142,306
Financial derivative contracts for hedge accounting [Member]
Financial assets for trading at FVTPL
Financial Assets	605,529	477,762
Financial Assets, Fair value	605,529	477,762
Debt financial instruments [Member]
Financial assets for trading at FVTPL
Financial Assets	8,176,895	4,867,591
Financial Assets, Fair value	7,927,729	4,496,503
Interbank loans [Member]
Financial assets for trading at FVTPL
Financial Assets	68,438	32,991
Financial Assets, Fair value	68,438	32,918
Loans and account receivable from customers [Member]
Financial assets for trading at FVTPL
Financial Assets	39,593,457	38,696,410
Financial Assets, Fair value	39,134,700	39,181,962
Guarantee Deposits (Margin Accounts) [Member]
Financial assets for trading at FVTPL
Financial Assets	2,338,900	2,442,325
Financial Assets, Fair value	$ 2,338,900	$ 2,442,325